DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Amount, Timing and Uncertainty of Future Cash Flows (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
The Group
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 1,353,360	£ 2,075,682
The Bank
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	1,423,316	2,194,203
Currency swaps | Fair value hedges | The Group
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	34	36
Currency swaps | Fair value hedges | The Group | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | The Group | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | The Group | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | The Group | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | The Group | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 34	£ 36
Average fixed interest rate (in percent)	1.28%	1.28%
Currency swaps | Fair value hedges | The Bank
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 34	£ 36
Currency swaps | Fair value hedges | The Bank | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | The Bank | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | The Bank | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | The Bank | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | The Bank | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 34	£ 36
Average fixed interest rate (in percent)	1.28%	1.28%
Currency swaps | Cash flow hedges | The Group
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 571	£ 4,030
Currency swaps | Cash flow hedges | The Group | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	31	28
Currency swaps | Cash flow hedges | The Group | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	117	102
Currency swaps | Cash flow hedges | The Group | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	325	408
Currency swaps | Cash flow hedges | The Group | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	98	941
Currency swaps | Cash flow hedges | The Group | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	0	2,551
Currency swaps | Cash flow hedges | The Bank
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	415	616
Currency swaps | Cash flow hedges | The Bank | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	24	25
Currency swaps | Cash flow hedges | The Bank | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	33	130
Currency swaps | Cash flow hedges | The Bank | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	301	296
Currency swaps | Cash flow hedges | The Bank | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	57	165
Currency swaps | Cash flow hedges | The Bank | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	0	0
Interest rate swaps | Fair value hedges | The Group
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	147,724	185,958
Interest rate swaps | Fair value hedges | The Group | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 283	£ 6,032
Average fixed interest rate (in percent)	2.21%	2.01%
Interest rate swaps | Fair value hedges | The Group | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 1,684	£ 6,031
Average fixed interest rate (in percent)	2.13%	1.69%
Interest rate swaps | Fair value hedges | The Group | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 15,631	£ 37,531
Average fixed interest rate (in percent)	0.94%	1.49%
Interest rate swaps | Fair value hedges | The Group | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 105,666	£ 116,487
Average fixed interest rate (in percent)	0.62%	1.23%
Interest rate swaps | Fair value hedges | The Group | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 24,460	£ 19,877
Average fixed interest rate (in percent)	1.87%	2.07%
Interest rate swaps | Fair value hedges | The Bank
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 56,698	£ 58,030
Interest rate swaps | Fair value hedges | The Bank | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 189	£ 2,421
Average fixed interest rate (in percent)	1.67%	1.94%
Interest rate swaps | Fair value hedges | The Bank | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 1,656	£ 489
Average fixed interest rate (in percent)	2.09%	1.67%
Interest rate swaps | Fair value hedges | The Bank | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 5,271	£ 3,386
Average fixed interest rate (in percent)	1.71%	2.13%
Interest rate swaps | Fair value hedges | The Bank | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 25,525	£ 31,239
Average fixed interest rate (in percent)	1.65%	1.82%
Interest rate swaps | Fair value hedges | The Bank | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 24,057	£ 20,495
Average fixed interest rate (in percent)	1.83%	1.89%
Interest rate swaps | Cash flow hedges | The Group
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 97,942	£ 316,776
Interest rate swaps | Cash flow hedges | The Group | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 1,000	£ 5,026
Average fixed interest rate (in percent)	0.00%	1.09%
Interest rate swaps | Cash flow hedges | The Group | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 500	£ 11,449
Average fixed interest rate (in percent)	0.17%	1.05%
Interest rate swaps | Cash flow hedges | The Group | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 9,542	£ 41,348
Average fixed interest rate (in percent)	0.56%	1.18%
Interest rate swaps | Cash flow hedges | The Group | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 51,186	£ 164,893
Average fixed interest rate (in percent)	0.88%	1.57%
Interest rate swaps | Cash flow hedges | The Group | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 35,714	£ 94,060
Average fixed interest rate (in percent)	0.67%	2.36%
Interest rate swaps | Cash flow hedges | The Bank
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 26,876	£ 93,353
Interest rate swaps | Cash flow hedges | The Bank | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 0	£ 844
Average fixed interest rate (in percent)	0.00%	1.40%
Interest rate swaps | Cash flow hedges | The Bank | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 0	£ 4,363
Average fixed interest rate (in percent)	0.00%	1.07%
Interest rate swaps | Cash flow hedges | The Bank | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 8,571	£ 9,375
Average fixed interest rate (in percent)	0.56%	1.00%
Interest rate swaps | Cash flow hedges | The Bank | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 10,115	£ 67,534
Average fixed interest rate (in percent)	0.96%	1.47%
Interest rate swaps | Cash flow hedges | The Bank | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Notional	£ 8,190	£ 11,237
Average fixed interest rate (in percent)	0.74%	2.33%
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | The Group | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | The Group | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | The Group | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | The Group | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | The Group | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0138	0.0138
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | The Bank | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | The Bank | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | The Bank | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | The Bank | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | The Bank | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0138	0.0138
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | The Group | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0114
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | The Group | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0116
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | The Group | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0115
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | The Group | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0113
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | The Group | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | The Bank | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | The Bank | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | The Bank | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0116	0.0113
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | The Bank | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0116	0.0111
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | The Bank | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | The Group | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0136	0.0130
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | The Group | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0135	0.0131
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | The Group | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0137	0.0130
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | The Group | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0134	0.0132
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | The Group | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0134	0.0132
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | The Bank | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0136	0.0130
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | The Bank | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0135	0.0130
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | The Bank | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0137	0.0131
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | The Bank | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0.0133	0.0134
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | The Bank | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows [Line Items]
Average exchange rate	0	0